Segment Information - Schedule of Segment Information (Detail) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting Information [Line Items]
Casino									$ 5,016,426	$ 4,108,126	$ 4,060,614
Rooms									2,152,741	2,003,027	1,834,581
Food and beverage									1,871,969	1,727,805	1,648,486
Entertainment, retail and other									1,354,301	1,242,159	1,237,073
Net Revenues	$ 2,597,605	$ 2,830,174	$ 2,652,134	$ 2,717,566	$ 2,464,407	$ 2,521,837	$ 2,276,100	$ 2,215,925	10,797,479	9,478,269	9,179,590
Other operating income (expense)
NV Energy exit expense									40,629	(139,335)	0
Preopening and start-up expenses									(118,475)	(140,075)	(71,327)
Property transactions, net									(50,279)	(17,078)	(35,951)
Goodwill impairment									0	0	(1,467,991)
Gain on Borgata transaction									0	430,118	0
Depreciation and amortization									(993,480)	(849,527)	(819,883)
Operating income (loss)	223,414	492,704	499,898	496,511	282,427	707,261	770,293	318,218	1,712,527	2,078,199	(152,838)
Non-operating income (expense)
Interest expense, net of amounts capitalized									(668,745)	(694,773)	(797,579)
Non-operating items from unconsolidated affiliates									(34,751)	(53,139)	(76,462)
Other, net									(48,241)	(72,698)	(15,970)
Total non-operating income (expense)									(751,737)	(820,610)	(890,011)
Income (loss) before income taxes									960,790	1,257,589	(1,042,849)
Benefit (provision) for income taxes									1,127,394	(21,743)	5,405
Net income (loss)	1,418,993	175,744	240,873	252,574	70,882	555,766	515,736	93,462	2,088,184	1,235,846	(1,037,444)
Less: Net (income) loss attributable to noncontrolling interests									(136,132)	(135,438)	591,929
Net income (loss) attributable to MGM Resorts International	1,387,413	$ 148,363	$ 209,864	$ 206,412	25,629	$ 530,125	$ 475,591	$ 69,063	1,952,052	1,100,408	(445,515)
Total assets	29,160,042				28,174,400				29,160,042	28,174,400	25,215,178
Property and equipment, net	19,635,459				18,425,023				19,635,459	18,425,023	15,371,795
Capital expenditures									1,864,082	2,262,473	1,466,819
MGM China [Member]
Other operating income (expense)
Goodwill impairment											(1,500,000)
Reportable segments [Member]
Segment Reporting Information [Line Items]
Net Revenues									10,314,003	8,996,809	8,698,858
Adjusted Property EBITDA									3,037,469	2,582,358	2,233,937
Non-operating income (expense)
Total assets	25,890,420				24,894,872				25,890,420	24,894,872	21,157,258
Property and equipment, net	18,148,215				17,211,597				18,148,215	17,211,597	13,750,617
Capital expenditures									1,409,957	1,302,306	974,335
Reportable segments [Member] | Domestic Resorts [Member]
Segment Reporting Information [Line Items]
Casino									3,271,633	2,412,677	2,121,613
Rooms									2,097,918	1,945,659	1,773,423
Food and beverage									1,820,639	1,668,100	1,575,164
Entertainment, retail and other									1,265,653	1,158,415	1,157,616
Net Revenues									8,455,843	7,184,851	6,627,816
Adjusted Property EBITDA									2,512,516	2,061,622	1,694,056
Non-operating income (expense)
Total assets	16,428,885				16,451,461				16,428,885	16,451,461	13,261,882
Property and equipment, net	14,320,824				14,353,971				14,320,824	14,353,971	11,853,802
Capital expenditures									486,611	317,951	383,367
Reportable segments [Member] | MGM China [Member]
Segment Reporting Information [Line Items]
Casino									1,741,635	1,695,023	1,939,002
Rooms									54,824	57,367	61,158
Food and beverage									51,330	51,237	62,903
Entertainment, retail and other									10,371	8,331	7,979
Net Revenues									1,858,160	1,811,958	2,071,042
Adjusted Property EBITDA									524,953	520,736	539,881
Non-operating income (expense)
Total assets	9,461,535				8,443,411				9,461,535	8,443,411	7,895,376
Property and equipment, net	3,827,391				2,857,626				3,827,391	2,857,626	1,896,815
Capital expenditures									923,346	984,355	590,968
Corporate and other [Member]
Segment Reporting Information [Line Items]
Net Revenues									483,476	481,460	480,732
Other operating income (expense)
Corporate and other									(203,337)	211,738	8,377
Non-operating income (expense)
Total assets	3,339,746				3,334,724				3,339,746	3,334,724	4,099,837
Property and equipment, net	1,557,368				1,268,622				1,557,368	1,268,622	1,663,095
Capital expenditures									469,053	973,446	504,398
Consolidation, Eliminations [Member]
Non-operating income (expense)
Total assets	(70,124)				(55,196)				(70,124)	(55,196)	(41,917)
Property and equipment, net	$ (70,124)				$ (55,196)				(70,124)	(55,196)	(41,917)
Capital expenditures									$ (14,928)	$ (13,279)	$ (11,914)